Note 16 - Shareholders' Equity - Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) - € / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-vested options granted (in shares)	575,000	0	0
Employee Stock Option [Member]
Outstanding - number (in shares)	917,188	1,095,850	1,310,850
Outstanding - Weighted average exercise price (in EUR per share)	€ 2.79	€ 2.76	€ 2.70
Non-vested options granted (in shares)	575,000
Granted - Weighted average exercise price (in EUR per share)	€ 3.22
Exercised - number (in shares)		(72,412)	(750)
Exercised - Weighted average exercise price (in EUR per share)		€ 2.13	€ 3.99
Forfeited - number (in shares)	(64,750)	(106,250)	(90,250)
Forfeited - Weighted average exercise price (in EUR per share)	€ 3.30	€ 2.88	€ 2.07
Expired - number (in shares)			(124,000)
Expired - Weighted average exercise price (in EUR per share)			€ 2.60
Outstanding - number (in shares)	1,427,438	917,188	1,095,850
Outstanding - Weighted average exercise price (in EUR per share)	€ 2.94	€ 2.79	€ 2.76
Exercisable - number (in shares)	774,938	724,688	784,600
Exercisable on December 31, (in EUR per share)	€ 2.87	€ 3.03	€ 3.09
Shares purchase options available for grant - number (in shares)	243,428	232,428	232,428